CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED INCOME STATEMENTS
Net sales		$ 11,981,157	$ 12,523,934	$ 14,868,860
Cost of sales		(7,860,744)	(8,135,489)	(8,668,915)
Gross profit		4,120,413	4,388,445	6,199,945
Selling, general and administrative expenses		(1,828,496)	(1,904,828)	(1,919,307)
Other operating income		23,789	60,650	53,043
Other operating expenses		(32,490)	(125,418)	(17,273)
Operating income		2,283,216	2,418,849	4,316,408
Finance income		252,238	242,319	213,474
Finance cost		(46,933)	(61,212)	(106,862)
Other financial results, net		(72,664)	(52,051)	114,365
Income before equity in earnings of non-consolidated companies and income tax		2,415,857	2,547,905	4,537,385
Equity in earnings of non-consolidated companies		58,038	8,548	95,404
Income before income tax		2,473,895	2,556,453	4,632,789
Income tax		(500,616)	(479,680)	(674,956)
Income for the year		1,973,279	2,076,773	3,957,833
Attributable to:
Shareholders' equity		1,932,813	2,036,445	3,918,065
Non-controlling interests		40,466	40,328	39,768
Income for the year		$ 1,973,279	$ 2,076,773	$ 3,957,833
Earnings per share attributable to shareholders' equity during the year:
Weighted average number of outstanding ordinary shares (thousands) (in shares)	[1]	1,055,929	1,127,491	1,178,876
Basic earnings per share (U.S. dollars per share)		$ 1.83	$ 1.81	$ 3.32
Diluted earnings per share (U.S. dollars per share)		1.83	1.81	3.32
American Depositary Shares (“ADSs”)
Earnings per share attributable to shareholders' equity during the year:
Basic earnings per share (U.S. dollars per share)	[2]	3.66	3.61	6.65
Diluted earnings per share (U.S. dollars per share)	[2]	$ 3.66	$ 3.61	$ 6.65

[1]	Number of outstanding shares as of December 31, 2025, 2024 and 2023 were 1,011,823,958, 1,084,272,191 and 1,167,888,739 respectively.
[2]	Each ADS equals two shares.